Deferred tax assets and liabilities, Unrecognized Deferred Tax Assets (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	$ 188,333	$ 93,872
Tax Losses and Tax Credits [Member]
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	152,135	84,412
Provisions [Member]
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	4	212
Employee Benefit Obligations [Member]
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	1,958	97
Intangible Assets [Member]
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	1,095	0
Inventories [Member]
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	536	0
Lease Liabilities [Member]
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	676	211
Share-based Payments [Member]
Unrecognized deferred tax assets [Abstract]
Total unrecognized deferred tax assets	$ 31,929	$ 8,940